                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-4659


Exact name of registrant as specified in charter:
Lincoln National Convertible Securities Fund, Inc.


Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103


Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Item 1.  Reports to Stockholders

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
CLOSED END                                A member of Lincoln Financial Group(R)














ANNUAL REPORT DECEMBER 31, 2004
--------------------------------------------------------------------------------
              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

















{LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

--------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
--------------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
--------------------------------------------------------------------
SECTOR ALLOCATION                                               5
--------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       6

  Statement of Operations                                       8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                11
--------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      14
--------------------------------------------------------------------
OTHER FUND INFORMATION                                         15
--------------------------------------------------------------------
BOARD OF DIRECTORS AND OFFICERS                                16
--------------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2005 Delaware Distributors, L.P.

PORTFOLIO
  MANAGEMENT REVIEW


                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC. January 10, 2005


FUND MANAGER
Damon J. Andres
Senior Portfolio Manager

Q: HOW DID THE FUND PERFORM VERSUS ITS BENCHMARK INDEX AND FUND PEER GROUP FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004?

A: Lincoln National Convertible Securities Fund, Inc. returned +5.36% (shares at net asset value with distributions reinvested) for the fiscal year ended December 31, 2004. During the same 12-month period, the Fund's benchmark, the Merrill Lynch Convertible Securities Index, rose +9.61% and its peer group, the Lipper Closed-End Convertible Securities Funds Average, appreciated +9.68% (source: Lipper Inc. Both returns are based on market performance during the period.). The Lipper Closed-End Convertible Securities Funds Average represents the average return of 13 closed-end convertible securities funds tracked by Lipper, Inc.

Q: HOW DID CONVERTIBLE SECURITIES PERFORM VERSUS OTHER MAJOR ASSET CLASSES, SUCH AS STOCKS AND BONDS, FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004?

A: As an asset class, convertible securities outperformed some of the major domestic stock benchmarks, like the Dow Jones Industrial Average (+5.31%) and the Nasdaq Composite Index (+9.15%), but trailed the S&P 500 Index (+10.88%), which is a measure of large-company domestic stocks. Due in measure to a favorable stock market, convertible bonds outperformed a broad-based pool of traditional bonds, as measured by the Lehman Brothers Aggregate Bond Index, which appreciated +4.34% (source: Lipper Inc.).

Q: FOR A PROSPECTIVE INVESTOR, COULD YOU BRIEFLY DESCRIBE HOW CONVERTIBLE BONDS WORK, AND WHO SHOULD CONSIDER OWNING THEM?

A: Like traditional bonds, convertible bonds can be thought of as long-term corporate IOUs. They differ given the ability of investors to exchange a company's convertible bond for its common stock at a designated "conversion" price. When its market value is far from the conversion price, a convertible bond typically trades much like a traditional bond, rising in price when interest rates fall and declining in value as interest rates move up. When the value of the underlying stock nears its conversion price, a convertible bond typically begins trading more in line with the underlying common stock.

Convertible bonds generally increase in value when the underlying stock appreciates in value, albeit to a lesser degree. However, when the underlying stock declines in value, a convertible bond will generally not decline in value to the same extent. Convertible securities may appeal to investors seeking both income and the potential for capital appreciation.

Generally, our investment process involves a focus on the "middle" of the convertible securities market. We favor total return opportunities, generally excluding securities that function strictly as debt instruments, as well as those that behave too much like equities.

Unfortunately, navigating the convertible bond market may be quite a challenge for investors wishing to buy and sell their own securities. For one, convertible securities generally trade in an over-the-counter market. This means that pricing is often not readily available to the non-professional investor, and that having multiple dealer contacts can be critical to receiving fair trade execution and pricing. Given the complexity inherent in investing in convertible securities, we believe that all but the most sophisticated investors should rely on professional money managers to gain exposure to this asset class.


Q: WHAT WAS THE NATURE OF THE CONVERTIBLE SECURITIES MARKET FOR THE FISCAL YEAR?

A: Within the convertible securities market, speculative-grade convertibles outperformed their investment-grade counterparts. The Merrill Lynch Speculative Grade Convertibles Index gained +12.91% for the 12-month period while the Merrill Lynch Investment Grade Convertibles Index appreciated +7.14%. In comparing growth versus value-oriented convertibles, the former outperformed the latter by a wide margin. Merrill Lynch's Growth Convertibles Index gained +15.20% while Merrill Lynch's Value Convertibles Index rose by +5.66%. By company size, large-capitalization convertibles were the best performer during 2004. The Merrill Lynch Large Cap Convertibles Index climbed +10.24% while its Mid Cap Convertibles Index rose +8.89% and the Merrill Lynch Small Cap Convertibles Index appreciated +8.61%. Lastly, $72 billion in convertibles were redeemed making 2004 a record year (source: Merrill Lynch).

Q: DESCRIBE PERFORMANCE ATTRIBUTION FOR THE FUND FOR THE 12 MONTHS ENDED DECEMBER 31, 2004.

A: Among market sectors represented in the benchmark index, utilities convertibles had the best showing in 2004, returning 23 percent (source: Merrill Lynch & Co.). Among portfolio positions in this group, we closed the fiscal year holding the convertible bonds and preferred stock of Centerpoint Energy. The materials and energy sectors each appreciated 12 percent for the fiscal year (source: Merrill Lynch & Co.), with International Paper Capital and Halliburton, respectively, representing some of the Fund's larger portfolio weightings at period-end in these outperforming areas of the convertibles market.

By contrast, the transportation sector underperformed during 2004. The Fund held two convertible bond positions - ExpressJet Holdings and Northwest Airlines -- in that sector at period-end. The telecommunications sector returned five percent for the 12-month period (source: Merrill Lynch & Co.). Fairchild Semiconductor International was our largest convertible bond position representing the technology sector at period-end, which as a sector returned just over five percent for the 12-month period (source: Merrill Lynch & Co.).

Q: COULD YOU DESCRIBE SOME OF THE MAJOR COMPONENTS OF THE FUND?

A: Convertible bonds represented approximately 53 percent of the Fund's total net assets. The Fund's highest weighting in this asset class was the healthcare and pharmaceutical sector. Convertible preferred stock represented 29 percent of the Fund's total net assets as of fiscal year-end. The Fund's highest weighting in this asset class was to the banking, finance, and insurance sector as of December 31, 2004.

PERFORMANCE SUMMARY
  LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A rise/fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates can rise and an investor can lose principal.

FUND BASICS
As of December 31, 2004                                 FUND PERFORMANCE
--------------------------------------------------      Average Annual Total Returns
FUND OBJECTIVE:                                         Through December 31, 2004           10 Years       Five Years      One Year
The Fund seeks a high level of total return             ----------------------------------------------------------------------------
through a combination of capital appreciation           At Market Price                      +8.50%         +3.61%          +5.12%
and current income.                                     At Net Asset Value                   +7.40%         -1.01%          +5.36%
--------------------------------------------------      ----------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$87.63 million                                          Returns reflect the reinvestment of all distributions and capital gains tax
--------------------------------------------------      credits. Distributions are assumed, for this calculation, to be reinvested
NUMBER OF HOLDINGS:                                     at prices obtained under the Fund's dividend reinvestment plan. Fund
65                                                      performance at net asset value reflects reinvestments of distributions at
--------------------------------------------------      net asset value. Performance does not include any brokerage commissions for
YOUR FUND MANAGER:                                      purchases made since inception.
Damon J. Andres earned a bachelor's degree in
business administration with an emphasis in             The performance table does not reflect the deduction of taxes the
finance and accounting from the University of           shareholder would pay on Fund distributions or on the sale of Fund shares.
Richmond. Prior to joining Delaware Investments
in 1994, Mr. Andres performed investment                Performance of the Fund at net asset value is based on the fluctuations in
consulting services as a Consulting Associate           net asset value during the period. Investments in the Fund are not available
with Cambridge Associates, Inc. in Arlington,           at net asset value.
Virginia. He is also a CFA charterholder.
--------------------------------------------------      An expense waiver was in effect for the period shown. Performance would have
NYSE SYMBOL:                                            been lower had the expense waiver not been in effect.
LNV
--------------------------------------------------

PERFORMANCE SUMMARY
  LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.


PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1994 to December 31, 2004

GROWTH OF $10,000 PLOT POINTS
FOR THE LINCOLN NATIONAL
(CLOSED-END)
CONVERTIBLE SECURITIES FUND


LINCOLN NATIONAL                  MERRILL LYNCH                   LINCOLN CONVERTIBLE   LINCOLN CONVERTIBLE
(CLOSED-END)                       CONVERTIBLE         INDEX         SECURITIES             SECURITIES
CONVERTIBLE SECURITIES FUND      SECURITIES INDEX     RETURNS        FUND @ NAV           FUND @ MARKET
------------------------------------------------------------------------------------------------------------
                                    $10,000.00
  31-Dec-95                         $12,475.00         0.2475        $11,959.00              $12,009.00
  31-Dec-96                         $14,258.93         0.143         $14,402.22              $15,191.38
  31-Dec-97                         $16,965.27         0.1898        $16,299.00              $18,269.16
  31-Dec-98                         $18,358.12         0.0821        $15,808.40              $15,570.80
  31-Dec-99                         $26,494.44         0.4432        $21,907.28              $18,929.43
  31-Dec-00                         $23,394.59        -0.117         $19,079.05              $19,453.77
  31-Dec-01                         $22,470.50        -0.0395        $19,464.44              $19,953.73
  31-Dec-02                         $21,358.21        -0.0495        $15,659.14              $18,088.06
  31-Dec-03                         $26,868.63         0.258         $19,763.41              $21,501.28
  31-Dec-04                         $29,149.78         0.0849        $20,373.00              $22,602.14



Chart assumes $10,000 invested on December 31, 1994 and reflects the reinvestment of all distributions and capital gain tax credits at market value. Performance of the Fund and the Merrill Lynch Convertible Securities Index at market value are based on market performance during the period. Performance of the Fund at net asset value is based on the fluctuations in net asset value during the period. Investments in the Fund are not available at net asset value. The Merrill Lynch Convertible Securities Index is an unmanaged index of domestic convertible securities. Performance does not include any brokerage commissions for purchases. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense waiver was in effect for the period shown. Performance would have been lower had the expense waiver not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or on the sale of Fund shares.


MARKET PRICE VS. NET ASSET VALUE
December 31, 2003 to December 31, 2004


LC-LINCOLN CLOSED END CONVERTIBLE SECURITIES

JAN
Date               NAV        Market
----               ---        ------
12/31/03          14.93       13.50
01/30/04          15.17       14.04
02/27/04          15.19       14.07
03/26/04          15.18       13.65
04/30/04          14.72       12.60
05/28/04          14.65       12.75
06/30/04          14.78       12.69
07/30/04          14.4        12.75
08/31/04          14.37       12.39
09/30/04          14.46       12.70
10/29/04          14.37       12.87
11/30/04          14.91       13.13
12/31/04          15.02       13.47


Past performance is not a guarantee of future results.

SECTOR ALLOCATION                                        As of December 31, 2004
  LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                         PERCENTAGE
SECTOR                                                  OF NET ASSETS
---------------------------------------------------------------------
CONVERTIBLE BONDS                                          53.07%
---------------------------------------------------------------------
Automobiles & Automotive Parts                              1.14%
Banking, Finance & Insurance                                2.21%
Cable, Media & Publishing                                   6.21%
Computers & Technology                                      4.97%
Diversified Manufacturing                                   2.00%
Electronics & Electrical Equipment                          0.83%
Energy                                                      4.38%
Engineering & Construction                                  1.96%
Food, Beverage & Tobacco                                    4.56%
Healthcare & Pharmaceuticals                               12.50%
Leisure, Lodging & Entertainment                            2.00%
Retail                                                      4.97%
Transportation & Shipping                                   2.02%
Utilities                                                   3.32%
---------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK                                29.51%
---------------------------------------------------------------------
Automobiles & Automotive Parts                              3.82%
Banking, Finance & Insurance                                6.94%
Cable, Media & Publishing                                   1.86%
Consumer Products                                           0.81%
Energy                                                      4.95%
Environmental Services                                      0.79%
Food, Beverage & Tobacco                                    1.54%
Paper & Forest Products                                     6.13%
Utilities                                                   2.67%
---------------------------------------------------------------------
COMMON STOCK                                               12.20%
---------------------------------------------------------------------
Aerospace & Defense                                         1.48%
Cable, Media & Publishing                                   1.14%
Electronics & Electrical Equipment                          2.33%
Leisure, Lodging & Entertainment                            2.21%
Real Estate                                                 5.04%
---------------------------------------------------------------------
PREFERRED STOCK                                             3.75%
---------------------------------------------------------------------
Energy                                                      1.39%
Real Estate                                                 2.36%
---------------------------------------------------------------------
COMMERCIAL PAPER                                            2.51%
---------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                          101.04%
---------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS            (1.04%)
---------------------------------------------------------------------
TOTAL NET ASSETS                                          100.00%
---------------------------------------------------------------------

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
STATEMENT                     December 31, 2004
  OF NET ASSETS

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS - 53.07%
Automobiles & Automotive Parts - 1.14%
     Sonic Automotive 5.25% 5/7/09                     $1,000,000   $ 1,000,000
                                                                    -----------
                                                                      1,000,000
                                                                    -----------
Banking, Finance & Insurance - 2.21%
     PMI Group 2.50% 7/15/21                            1,750,000     1,940,313
                                                                    -----------
                                                                      1,940,313
                                                                    -----------
Cable, Media & Publishing - 6.21%
     EchoStar Communications 5.75% 5/15/08                500,000       514,375
    +EchoStar Communications 144A
       5.75% 5/15/08                                      500,000       514,375
     Liberty Media (Convertible to Motorola)
       3.50% 1/15/31                                    1,000,000       948,750
     Liberty Media (Convertible to Viacom)
       3.25% 3/15/31                                    1,000,000       986,250
     Mediacom Communications 5.25% 7/1/06               2,500,000     2,474,999
                                                                    -----------
                                                                      5,438,749
                                                                    -----------
Computers & Technology - 4.97%
    +EMC 144A 4.50% 4/1/07                              1,000,000     1,130,000
     Fairchild Semiconductor International
       5.00% 11/1/08                                    1,650,000     1,672,687
   *+ON Semiconductor 144A
      0.421% 4/15/24                                    2,000,000     1,552,500
                                                                    -----------
                                                                      4,355,187
                                                                    -----------
Diversified Manufacturing - 2.00%
    +Tyco International Group 144A
       2.75% 1/15/18                                    1,100,000     1,749,000
                                                                    -----------
                                                                      1,749,000
                                                                    -----------
Electronics & Electrical Equipment - 0.83%
     +Solectron 144A 0.50% 2/15/34                        825,000       728,063
                                                                    -----------
                                                                        728,063
                                                                    -----------
Energy - 4.38%
     Halliburton 3.125% 7/15/23                         1,400,000     1,729,000
     Pride International 3.25% 5/1/33                   1,140,000     1,241,175
     Schlumberger 2.125% 6/1/23                           800,000       868,000
                                                                    -----------
                                                                      3,838,175
                                                                    -----------
Engineering & Construction - 1.96%
     Fluor 1.50% 2/15/24                                1,500,000     1,717,500
                                                                    -----------
                                                                      1,717,500
                                                                    -----------
Food, Beverage & Tobacco - 4.56%
    *Brinker International 2.273% 10/10/21              2,000,000     1,295,000
    +Bunge Limited 144A 3.75% 11/15/22                  1,500,000     2,705,625
                                                                    -----------
                                                                      4,000,625
                                                                    -----------
Healthcare & Pharmaceuticals - 12.50%
    +AmerisourceBergen 144A 5.00% 12/1/07                 900,000     1,001,250
    +Cephalon 144A 2.50% 12/15/06                       1,000,000       985,000
    +CV Therapeutics 144A 4.75% 3/7/07                  2,000,000     2,069,999
     Fisher Scientific 3.25% 3/1/24                     1,500,000     1,689,375
    *Laboratory Corporation of America
       1.591% 9/11/21                                   1,000,000       776,250
   *+Laboratory Corporation of America 144A
       2.00% 9/11/21                                    1,550,000     1,203,188
     Province Healthcare 4.25% 10/10/08                 1,400,000     1,422,750
   ++Wyeth 1.36% 1/15/24                                1,750,000     1,802,517
                                                                    -----------
                                                                     10,950,329
                                                                    -----------

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (continued)

Leisure, Lodging & Entertainment - 2.00%
    +Regal Entertainment Group 144A
       3.75% 5/15/08                                  $1,270,000    $ 1,757,363
                                                                    -----------
                                                                      1,757,363
                                                                    -----------
Retail - 4.97%
   ++Lowes Companies 0.861% 10/19/21                   1,250,000      1,321,875
    +Saks 144A 2.00% 3/15/24                           1,275,000      1,265,438
    *TJX 1.75% 2/13/21                                 2,000,000      1,765,000
                                                                    -----------
                                                                      4,352,313
                                                                    -----------
Transportation & Shipping - 2.02%
    +ExpressJet Holdings 144A 4.25% 8/1/23               750,000        769,688
    +Northwest Airlines 144A 7.625% 11/15/23           1,250,000      1,004,687
                                                                    -----------
                                                                      1,774,375
                                                                    -----------
Utilities - 3.32%
     CenterPoint Energy 3.75% 5/15/23                    600,000        689,250
    +CenterPoint Energy 144A 3.75% 5/15/23             1,930,000      2,217,088
                                                                    -----------
                                                                      2,906,338
                                                                    -----------
TOTAL CONVERTIBLE BONDS
  (cost $41,414,889)                                                 46,508,330
                                                                     ==========
                                                        Number of
                                                         Shares
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 29.51%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 3.82%
     Ford Capital Trust II 6.50%                           20,000     1,055,800
     General Motors 5.25%                                  70,000     1,614,900
     Tower Automotive Capital Trust 6.75%                  60,650       561,013
    +Tower Automotive Capital Trust 144A 6.75%             12,125       112,156
                                                                    -----------
                                                                      3,343,869
                                                                    -----------
Banking, Finance & Insurance - 6.94%
     Chubb 7.00%                                           85,000     2,549,999
     Lehman Brothers Holdings 6.25%                        47,000     1,280,750
    +Washington Mutual 144A 5.375%                         40,000     2,255,840
                                                                    -----------
                                                                      6,086,589
                                                                    -----------
Cable, Media & Publishing - 1.86%
     Interpublic Group 5.375%                              33,200     1,626,800
                                                                    -----------
                                                                      1,626,800
                                                                    -----------
Consumer Products - 0.81%
     Newell Financial Trust I 5.25%                        15,000       706,875
                                                                    -----------
                                                                        706,875
                                                                    -----------
Energy - 4.95%
     Chesapeake Energy 6.00%                               53,260       878,790
     El Paso Energy Capital Trust I 4.75%                  34,600     1,269,820
     Unocal Capital Trust 6.25%                             9,900       511,088
    +Williams 144A 5.50%                                   20,000     1,680,000
                                                                    -----------
                                                                      4,339,698
                                                                    -----------
Environmental Services - 0.79%
     Allied Waste Industries 6.25%                         13,100       690,501
                                                                    -----------
                                                                        690,501
                                                                    -----------
Food, Beverage & Tobacco - 1.54%
     Constellation Brands 5.75%                            36,000     1,354,320
                                                                    -----------
                                                                      1,354,320
                                                                    -----------

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
STATEMENT
  OF NET ASSETS (CONTINUED)


                                                         Number of       Market
                                                          Shares         Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (continued)
Paper & Forest Products - 6.13%
     International Paper Capital 5.25%                     65,000   $ 3,290,625
     Temple-Inland 7.50%                                   37,000     2,083,100
                                                                    -----------
                                                                      5,373,725
                                                                    -----------
Utilities - 2.67%
     Aquila 6.75%                                          16,000       550,000
     CenterPoint Energy 2.00%                              26,000       961,818
    +NRG Energy 144A 4.00%                                    750       826,875
                                                                    -----------
                                                                      2,338,693
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (cost $25,939,983)                                                 25,861,070
                                                                    -----------
COMMON STOCK - 12.20%
Aerospace & Defense - 1.48%
     Northrop Grumman                                      23,963     1,302,629
                                                                    -----------
                                                                      1,302,629
                                                                    -----------
Cable, Media & Publishing - 1.14%
   **Cablevision Systems Class A                           40,000       996,000
                                                                    -----------
                                                                        996,000
                                                                    -----------
Electronics & Electrical Equipment - 2.33%
   **Benchmark Electronics                                 47,878     1,632,640
   **Solectron                                             76,452       407,489
                                                                    -----------
                                                                      2,040,129
                                                                    -----------
Leisure, Lodging & Entertainment - 2.21%
   **Jameson Inns                                         985,000     1,940,450
                                                                    -----------
                                                                      1,940,450
                                                                    -----------
Real Estate - 5.04%
     American Home Mortgage Holdings                       94,500     3,236,625
     Sunset Financial Resources                           113,100     1,177,371
                                                                    -----------
                                                                      4,413,996
                                                                    -----------
TOTAL COMMON STOCK (cost $9,635,883)                                 10,693,204
                                                                    ===========
PREFERRED STOCK - 3.75%
Energy - 1.39%
     Chesapeake Energy 5.00%                               10,000     1,211,250
                                                                    -----------
                                                                      1,211,250
                                                                    -----------
Real Estate - 2.36%
     SL Green Realty 7.625%                                80,000     2,070,000
                                                                    -----------
                                                                      2,070,000
                                                                    -----------
TOTAL PREFERRED STOCK (cost $3,000,000)                               3,281,250
                                                                    ===========

                                                       Principal
                                                        Amount
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.51%
    *Starbird Funding 2.21% 1/3/05                     $1,200,000     1,199,851
    *Steamboat Funding 2.34% 1/6/05                     1,000,000       999,675
                                                                    -----------
TOTAL COMMERCIAL PAPER (cost $2,199,526)                              2,199,526
                                                                    -----------

                                                                      Market
                                                                      Value
--------------------------------------------------------------------------------

TOTAL MARKET VALUE OF SECURITIES - 101.04%
  (cost $82,190,281)                                               $ 88,543,380

LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (1.04%)                                               (909,446)
                                                                   ------------
NET ASSETS APPLICABLE TO 5,832,823 COMMON SHARES
  ($0.001 PAR VALUE) OUTSTANDING; EQUIVALENT TO
  $15.02 PER SHARE - 100.00%                                       $ 87,633,934
                                                                   ============

COMPONENTS OF NET ASSET AT DECEMBER 31, 2004:
  Paid in capital                                                  $110,735,924
  Accumulated net realized loss on investments                      (29,455,089)
  Net unrealized appreciation of investments                          6,353,099
                                                                   ------------
Total net assets                                                   $ 87,633,934
                                                                   ============

 *The interest rate shown is the yield at the time of purchase.

**Non-income producing security for the year ended December 31, 2004.

 +Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note G in "Notes to Financial Statements."

++Variable rate notes. The interest rate shown is the rate as of December 31, 2004.

See accompanying notes

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
STATEMENT                     Year Ended December 31, 2004
  OF OPERATIONS


INVESTMENT INCOME:
     Dividends                                          $2,201,909
     Interest                                            2,002,759   $4,204,668
                                                        ----------   ----------

EXPENSES:
     Management fees                                       760,058
     Directors fees                                        123,063
     Legal fees                                             76,320
     Stock transfer & dividend disbursing fees              47,500
     Reports to shareholders                                45,750
     Audit and related fees                                 27,904
     NYSE fees                                              25,000
     Proxy fees                                             12,500
     Custodian fees                                         11,108
     Pricing fees                                            1,154
     Other                                                   9,022    1,139,379
                                                        ----------
     Less expenses waived                                               (12,539)
     Less expense paid indirectly                                        (1,446)
                                                                     ----------
     Total expenses                                                   1,125,394
                                                                     ----------
NET INVESTMENT INCOME                                                 3,079,274
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                 2,624,954
     Net change in unrealized appreciation/
       depreciation of investments                                   (1,166,613)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,458,341
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,537,615
                                                                     ==========

See accompanying notes

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
STATEMENTS
  OF CHANGES IN NET ASSETS



                                                                                      Year Ended
                                                                               12/31/04           12/31/03
                                                                             -----------        -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                                   $ 3,079,274        $ 2,558,728
     Net realized gain (loss) on investments                                   2,624,954         (6,370,418)
     Net change in unrealized appreciation/depreciation of investments        (1,166,613)        22,513,794
                                                                             -----------        -----------
     Net increase in net assets resulting from operations                      4,537,615         18,702,104
                                                                             -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (2,087,694)        (2,093,627)
     Net realized gain on investments                                         (1,878,626)                --
     Return of capital                                                                --         (2,802,895)
                                                                             -----------        -----------
                                                                              (3,966,320)        (4,896,522)
                                                                             -----------        -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds for shares issued under dividend reinvestment plan                      --             85,494
                                                                             -----------        -----------
     Increase in net assets derived from capital share transactions                   --             85,494
                                                                             -----------        -----------
Net Increase in Net Assets                                                       571,295         13,891,076
                                                                             -----------        -----------

NET ASSETS:
     Beginning of year                                                        87,062,639         73,171,563
                                                                             -----------        -----------
     End of year (including distributions in excess of net
      investment income for book purposes of
      $-- and $991,580, respectively)                                        $87,633,934        $87,062,639
                                                                             ===========        ===========



See accompanying notes

FINANCIAL
  HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                     LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
                                                                                       Year Ended
                                                         12/31/04       12/31/03        12/31/02        12/31/01        12/31/00(2)
NET ASSET VALUE, BEGINNING OF PERIOD                     $14.930         $12.560         $16.760         $17.190          $21.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:(1)
Net investment income                                      0.528           0.439           0.560           0.830            0.910
Anti-dilutive impact of capital shares repurchase             --              --           0.010           0.110            0.120
Net realized and unrealized gain (loss)
  on investments (net of taxes)                            0.242           2.771          (3.840)         (0.610)          (4.550)
                                                         -------         -------         -------         -------          -------
Total from investment operations                           0.770           3.210          (3.270)          0.330           (3.520)
                                                         -------         -------         -------         -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS TO
 COMMON SHAREHOLDERS:
From net investment income                                (0.358)         (0.359)         (0.820)         (0.760)          (0.880)
From net realized gain on investments                     (0.322)             --              --              --               --
From return of capital                                        --          (0.481)         (0.110)             --               --
                                                         -------         -------         -------         -------          -------
Total dividends and distributions                         (0.680)         (0.840)         (0.930)         (0.760)          (0.880)
                                                         -------         -------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD                           $15.020         $14.930         $12.560         $16.760          $17.190
                                                         =======         =======         =======         =======          =======

Per Share Market Value, End of Period                    $13.470         $13.500         $12.090         $14.360          $14.750
Total Investment Return Based on Market Value              5.12%          18.87%          (9.35%)          2.57%           (2.62%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                  $87,634         $87,063         $73,172         $98,338         $106,227
Ratio of expenses to average net assets                    1.31%           1.46%           1.46%           1.54%            1.23%
Ratio of expenses to average net assets prior to
  expense waiver and expenses paid indirectly              1.32%           1.53%           1.76%           1.74%            1.28%
Ratio of net investment income to average net assets       3.58%           3.18%           3.89%           4.88%            4.10%
Ratio of net investment income to average net assets
 prior to expense waiver and expenses paid indirectly      3.57%           3.11%           3.59%           4.68%            4.05%
Portfolio turnover                                           42%             56%             77%            124%             121%



(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on market value and does not include the impact of the capital gains tax credit of $0.816 per share.

See accompanying notes

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
NOTES                         December 31, 2004
  TO FINANCIAL STATEMENTS

Lincoln National Convertible Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LNV.

NOTE A -- SUMMARY OF ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Investments -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closure, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Income Taxes -- It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund intends to continue to qualify for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays quarterly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains, and, if necessary, a return of capital. The current annualized rate is $0.68 per share. The Fund continues to evaluate its quarterly distribution in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. Use of

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Security transactions are recorded on the date the securities are purchased or sold (trade date). Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions to common shareholders are recorded on the ex-dividend date.

The Fund receives earnings credits from the custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2004 were approximately $1,446. The expense paid under this agreement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly".

NOTE B -- INVESTMENTS

For the year ended December 31, 2004, the Fund made purchases of $34,845,114 and sales of $36,306,942 of investment securities other than short-term investments.

At December 31 2004, the cost of investments for federal income tax purposes was $82,190,281. At December 31, 2004, net unrealized appreciation was $6,353,099, of which $10,993,394 related to unrealized appreciation of investments and $4,640,295 related to unrealized depreciation of investments.

NOTE C -- DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The distributions made by the Fund during the fiscal year ended December 31, 2004 were in excess of the net investment income earned by the Fund for financial reporting purposes. This was offset by realized gains and therefore there was no return of capital for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2004 and 2003 was as follows:
                                                        2004          2003

Ordinary income                                      $3,966,320    $2,093,627
Return of capital                                            --     2,802,895
                                                     ----------    ----------
Total                                                $3,966,320    $4,896,522
                                                     ==========    ==========

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Funds recorded the following reclassifications. Reclassifications are primarily due to tax treatment of distributions from net realized gains. Results of operations and net assets were not affected by these reclassifications.

Accumulated net realized gain (loss)                               $1,878,626
Paid in capital                                                    (1,878,626)

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                    $110,735,924
Capital loss carryforwards                                        (29,455,089)
Unrealized appreciation on investments                              6,353,099
                                                                 ------------
Net assets                                                       $ 87,633,934
                                                                 ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,624,954 was utilized in 2004. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $4,419,824 expires in 2009, $11,847,326 expires in 2010, and
$13,187,939 expires in 2011.

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

NOTE D -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, a management fee of 0.21875% of net assets of the Fund as of the close of business on the last business day of each quarter (0.875% on an annual basis). Effective June 1, 2004, DMC has elected to waive 0.025% of its annual management fees through May 31, 2005.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services which are paid for by DMC out of its investment advisory fees.

At December 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                          $188,472
  Other expenses payable to DMC*                                     140,865

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. Through May 31, 2004, the Fund was charged $31,250 for internal legal services provided by DMC. Management agreed to discontinue charging the Fund for internal legal fees effective June 1, 2004.

NOTE E -- CAPITAL SHARES

On March 22, 2000, the Board of Directors authorized the repurchase by the Fund of up to 5% of the Fund's outstanding common stock, for the purposes of enhancing shareholder value. The Fund's Board has authorized management of the Fund to repurchase such shares in open market transactions at prevailing market prices from time to time and in a manner consistent with the Fund continuing to seek to achieve its investment objective. The Board's actions were taken in light of the significant discounts at which the Fund's shares were trading, in order to provide additional liquidity to shareholders and to enhance the net asset value of the shares. On February 2, 2001, the Board of Directors extended the share repurchase program by authorizing the repurchase of an additional 5% of the Fund's outstanding common stock upon completion of the initial buyback program.

There were no shares repurchased during the years ended December 31, 2003 or December 31, 2004.

NOTE F -- CONTINGENCIES

In May 2000, a suit was filed against the Lincoln National Convertible Securities Fund, Inc. (the "Fund") and its Directors in the United States District Court for the Eastern District of Pennsylvania (the "District Court"). Goldstein v. Lincoln National Convertible Securities Fund, Inc., Case No. 00-CV-2653. The plaintiff was a stockholder of the Fund who, in April 2000, expressed an intention (a) to nominate candidates for the two director positions that were to be filled at the Fund's 2000 annual meeting in May, (b) to move that the shareholders pass a certain resolution at the 2000 annual meeting in May and (c) to solicit proxies. The Fund informed him that it would not permit him to raise the matters he wished to raise at the 2000 annual meeting because he had failed to notify the Fund of his intentions prior to a January 2000 deadline that had been announced in the Fund's proxy statement for the prior year. In the action, the plaintiff claimed that it was illegal for the Fund to enforce this deadline and that the defendants made false and misleading statements in the proxy materials that the Fund disseminated in connection with the 2000 annual meeting. The primary relief that the plaintiff sought was an order compelling the Fund to put up two classes of its staggered board for election at the 2001 annual meeting--the class that would ordinarily be put up for election at that meeting but also the class that was elected at the 2000 annual meeting. The Fund asserted counterclaims against the plaintiff, contending that arrangements he had with various beneficial holders of the Fund's shares gave rise to violations of the federal securities laws. On April 27, 2001, the District Court found in favor of the plaintiff. This ruling was based on the District Court's conclusion that the published deadline for submitting shareholder proposals was invalid and unenforceable because it was not also reflected in the Fund's bylaws. The District Court also ruled in favor of the plaintiff with respect to the Fund's counterclaim. The District Court issued an order setting aside the election of the Fund's Class 1 Directors at the 2000 annual meeting and ordered that a new election be conducted with respect to the Class 1 Director positions. The Board of Directors appealed the ruling of the District Court in this case. In March 2003, the Fund and its Directors reached a financial settlement with the plaintiff, the entire cost of which was borne by the Fund's investment adviser. The District Court's decision in favor of the plaintiff was subsequently vacated in April 2003.

In addition, in January 2001, an action was filed against the Fund and its directors in the Circuit Court for Baltimore City in Baltimore, Maryland. Daniels v. Lincoln National Convertible Securities Fund, Inc. This action purports to have been brought on behalf of a class consisting of all the Fund's shareholders. The allegations in this action were functionally identical to those in the action described above. On February 8, 2005, the Circuit Court dismissed this action with prejudice as moot.

NOTE G - MARKET AND CREDIT RISKS

The Fund may invest up to 50% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

NOTE H - TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, the Fund designates distributions paid during the year as follows:


        (A)               (B)
    Long-Term          Ordinary
  Capital Gains         Income             Total
  Distributions     Distributions       Distribution
  (Tax Basis)        (Tax Basis)        (Tax Basis)
  -------------     -------------       -------------
       --                100%               100%

(A) and (B) are based on a percentage of the Fund's total distributions.

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

NOTE I - SUBSEQUENT EVENT

On February 16, 2005, the Board of Directors of the Fund approved an Agreement and Plan of Acquisition among the Fund, Delaware Group Equity Funds V, on behalf of its Delaware Dividend Income Fund series ("Dividend Income Fund"), and DMC providing for: (i) the acquisition by the Dividend Income Fund of substantially all of the assets of the Fund in exchange for Class A shares of the Dividend Income Fund; (ii) the pro rata distribution of those Dividend Income Fund shares to the shareholders of the Fund; and (iii) the subsequent dissolution of the Fund (the "Reorganization"). The Dividend Income Fund is an open-end mutual fund managed by DMC. The investment objective of the Dividend Income Fund is to provide high current income and an investment that has the potential for capital appreciation. The Board of Trustees of Delaware Group Equity Funds V also approved the Reorganization on February 16, 2005, as well as a temporary 2% redemption fee that would be imposed on Dividend Income Fund shares issued in the Reorganization if they are redeemed within three months of the closing of the Reorganization. If approved by shareholders of the Fund, it is expected that the Reorganization would close by the end of the second quarter of 2005.

NOTE J - IMPORTANT FUND INFORMATION

Appointment of New Independent Auditors -- The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the 2003 fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for fiscal years 2001 and 2002 contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles. In addition, during fiscal years 2001 and 2002 and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Lincoln National Convertible Securities Fund, Inc.

We have audited the accompanying statement of net assets of the Lincoln National Convertible Securities Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002, were audited by other auditors whose report dated February 14, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lincoln National Convertible Securities Fund, Inc. at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        Ernst & Young LLP

Philadelphia, Pennsylvania
February 16, 2005

                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
OTHER
  FUND INFORMATION


CORPORATE GOVERNANCE

The Fund's Audit Committee charter is available in print to any shareholder who requests it. The Fund submitted its Annual CEO certification for 2004 to the NYSE on June 8, 2004, stating that the CEO was not aware of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund has filed the required CEO/CFO certifications regarding the quality of the Fund's public disclosure as exhibits to the Form N-CSRs and Form N-Qs filed by the Fund over the past fiscal year. The Fund's Form N-CSR and Form N-Q filings are available on the Commission's web site at http://www.sec.gov.

BOARD OF DIRECTORS AND OFFICERS

An investment company is governed by a Board of Directors, which has oversight responsibility for the management of the company's business affairs. Directors establish procedures and oversee and review the performance of the investment manager and others that perform services for the company. The independent fund directors, in particular, are advocates for shareholder interests. Following is a list of the Fund's Directors and certain background and related information.

                                                                   PRINCIPAL                NUMBER OF                OTHER
        NAME,              POSITION(S)                           OCCUPATION(S)          PORTFOLIOS IN FUND       DIRECTORSHIPS
      ADDRESS              HELD WITH       LENGTH OF TIME          DURING                COMPLEX OVERSEEN           HELD BY
   AND BIRTHDATE           REGISTRANT          SERVED*           PAST 5 YEARS               BY DIRECTOR             DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS

 PATRICK P. COYNE(1)          President       2 Years       Executive Vice President/            2           President and Director,
 2005 Market Street                                            Managing Director/                               Lincoln National
Philadelphia, PA 19103                                     Chief Investment Officer-                             Income Fund, Inc.
                                                        Equity Investments (since 2004);
    April 14, 1963                                          Mr. Coyne has served in
                                                          various executive capacities
                                                               at different times
                                                            at Delaware Investments.
------------------------------------------------------------------------------------------------------------------------------------
RICHARD M. BURRIDGE, SR.(2)   Director       19 Years             Vice President,                2              Director, Lincoln
   1 N. Wacker Drive                                             UBS/PaineWebber                                  National Income
       Suite 2500                                                 (since 2000);                                     Fund, Inc.
    Chicago, IL 60606                                                Chairman,
                                                              The Burridge Group, Inc.
    March 19, 1929                                                   (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------
 H. THOMAS McMEEKIN(3)        Director       15 Years             Managing Director,             2               Director, Lincoln
       Suite 5600                                           Prudential Investment Management                      National Income
  180 N. Stetson Street                                            (since 2001);                                    Fund, Inc.
    Chicago, IL 60610                                             Managing Partner,
                                                                Griffin Investments
    June 17, 1953                                                  (since 2000);
                                                                Executive Vice President
                                                             and Chief Investment Officer -
                                                                     Fixed Income,
                                                           Delaware Investments (1999-2000);
                                                               President and Director,
                                                          Lincoln Investment Management, Inc.,
                                                               Executive Vice President and
                                                                Chief Investment Officer,
                                                              Lincoln National Corporation
                                                                     (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

  THOMAS L. BINDLEY           Independent     7 Years              President, Bindley            2           Director, Midas, Inc.
707 Skokie Boulevard           Director                           Capital Corporation                        and Lincoln National
      Suite 600                                                       (since 1998);                            Income Fund, Inc.
Northbrook, IL 60062                                             Executive Vice President
                                                               and Chief Financial Officer,
    November 8, 1943                                                Whitman Corporation
                                                                        (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
     ADELA CEPEDA             Independent    13 Years                    President,              2                Director, Fort
     Suite 4975                Director                            A.C. Advisory, Inc.                            Dearborn Income
  161 N. Clark Street                                                  (since 1995).                              Securities, Inc.,
     Chicago, IL 60601                                                                                            Lincoln National
                                                                                                                 Income Fund, Inc.,
    April 30, 1958                                                                                                   Amalgamated
                                                                                                                  Bank of Chicago,
                                                                                                               AmalgaTrust Co., Inc.
                                                                                                                     and Wyndham
                                                                                                                International, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                   PRINCIPAL                NUMBER OF                OTHER
        NAME,              POSITION(S)                           OCCUPATION(S)          PORTFOLIOS IN FUND       DIRECTORSHIPS
      ADDRESS              HELD WITH       LENGTH OF TIME          DURING                COMPLEX OVERSEEN           HELD BY
   AND BIRTHDATE           REGISTRANT          SERVED*           PAST 5 YEARS           BY DIRECTOR/OFFICER    DIRECTOR/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
(CONTINUED)

   ROGER J. DESHAIES        Independent     13 Years             Senior Vice President-          2               Director, Partners
  Executive Offices          Director                             Finance, Brigham &                              Health System and
    PBB-Admin. 4                                                   Women's Hospital                                Lincoln National
    c/o Receiving                                                     (since 1998);                               Income Fund, Inc.
  29 Shattuck Street                                            Senior Vice President -
    Boston, MA 02115                                              Finance, Parkview
                                                              Health System (until 1998).
August 5, 1949
------------------------------------------------------------------------------------------------------------------------------------
    DANIEL R. TOLL          Independent     19 Years                President, Heller             2               Director, Lincoln
  560 Green Bay Road          Director                           International Corporation                         National Income
     Suite 300                                                        (until 1984).                                    Fund, Inc.
  Winnetka, IL 60093

December 3, 1927
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

  MICHAEL P. BISHOF      Chief Financial     6 Years              Mr. Bishof has served in        2                    None
  2005 Market Street    Officer/Treasurer                           various executive
Philadelphia, PA 19103                                           capacities at different
                                                                    times at Delaware
August 18, 1962                                                       Investments.
------------------------------------------------------------------------------------------------------------------------------------
   DAVID F. CONNOR       Secretary           5 Years                Vice President and            2                    None
  2005 Market Street                                              Deputy General Counsel,
Philadelphia, PA 19103                                             Delaware Investments
                                                                    (since 2000); Vice
December 2, 1963                                                 President and Assistant
                                                                     General Counsel,
                                                                 Prudential Investments
                                                                 (1998-2000); Associate,
                                                                 Drinker Biddle & Reath
                                                                    LLP (until 1998).
------------------------------------------------------------------------------------------------------------------------------------


 * The Directors of the Fund serve for a one-year term. At each annual meeting of shareholders, the entire Board of Directors will be elected and each newly elected Director will serve for a one-year term and until his or her successor is elected and qualified.

(1) Executive Officer of the Fund's investment advisor.

(2) Mr. Burridge is considered to be an "interested director" by virtue of his affiliation with a registered broker-dealer that has executed portfolio transactions for and sold shares of investment companies managed by the Fund's investment advisor.

(3) Mr. McMeekin is considered to be an "interested director" because he currently owns stock of Lincoln National Corporation (LNC), of which the Fund's investment advisor is a wholly-owned subsidiary.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Lincoln National Convertible Securities Fund, Inc. shareholders. The figures in this report represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23{c} of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Corporate Information                                       AUTOMATIC DIVIDEND REINVESTMENT PLAN
INVESTMENT ADVISOR                                          Any registered shareholder of Lincoln National Convertible Securities
Delaware Management Company                                 Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan
2005 Market Street                                          (the "Plan"). If you are a beneficial owner whose shares are registered
Philadelphia, PA 19103-7094                                 in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by
ADMINISTRATOR                                               transferring the shares to your name.
Delaware Service Company, Inc.
2005 Market Street                                          To participate in the Plan, you must complete and forward an
Philadelphia, PA 19103-7042                                 authorization card to Mellon Investor Services LLC, the Plan agent. This card authorizes the Plan agent to receive your dividends and other
INDEPENDENT AUDITORS                                        distributions from the Fund in additional shares of common stock. The
Ernst & Young LLP                                           additional shares will be issued by the Fund, if the net asset value per
2001 Market Street                                          share is equal to or lower than the market price of the Fund's common
Philadelphia, PA 19103-7042                                 stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage
DIVIDEND DISBURSING AGENT, TRANSFER                         commissions, the additional shares will be purchased in the open market
AGENT AND REINVESTMENT PLAN AGENT                           and the cost of the brokerage commissions will be charged to each
Mellon Investor Services LLC                                participant on a pro-rata basis. The Plan also allows the Plan agent to
Overpeck Centre                                             accept optional cash contributions. Each optional cash contribution by a
85 Challenger Road                                          participant must be not less than $100 and not more than $3,000 per
Ridgefield Park, NJ 07666                                   dividend period and must be received by the Plan agent not less than
800 851-9677                                                five business days and no more than 30 days prior to the dividend payment date.
STOCK EXCHANGE
The Fund's stock is traded on the New York                  Shares will be held by the Plan agent. You will receive a statement each
Stock Exchange (NYSE) under the symbol LNV.                 time shares are distributed by the Fund or purchased for you.

FOR SECURITIES DEALERS AND FINANCIAL                        There is no direct charge for Plan participation. The administrative
INSTITUTIONS REPRESENTATIVES                                costs of the Plan are borne by the Fund.
800 362-7500
                                                            If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

                                                            You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

                                                            For additional information on the Plan, please write to:
                                                            Mellon Investor Services LLC
                                                            Overpeck Centre
                                                            85 Challenger Road
                                                            Ridgefield Park, NJ 07666
                                                            or call 800 851-9677.
                                                            ------------------------------------------------------------------------

                                                            The Fund files its complete schedule of portfolio holdings with the
                                                            Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918;
                                                            (ii) on the Fund's Web site at http://www.delawareinvestments.com; and
                                                            (iii) on the Commission's Web site at http://www.sec.gov. The Fund's
                                                            Forms N-Q may be reviewed and copied at the Commission's Public
                                                            Reference Room in Washington, DC; information on the operation of the
                                                            Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                            Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's
                                                            Web site at http://www.sec.gov.
                                                            ------------------------------------------------------------------------

(9155)                                                                                                            Printed in the USA
AR-LNCS [12/04] IVES 2/05                                                                                                      J9974

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that Roger
J. Deshaies, Chairman of the registrant's Audit Committee, is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that Mr. Deshaies is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in
Section 2(a)(19) of the Investment Company Act of 1940.


Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $27,000 for the fiscal year ended December 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $27,000 for the fiscal year ended December 31, 2003.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,500 for the fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,500 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser and other service providers under common control with the adviser were $228,134 and $155,400 for the Registrant's fiscal years ended December 31, 2004 and December 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         The registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the registrant's Audit Committee are Roger J. Deshaises, Thomas L. Bindley, Adela Cepeda and Daniel R. Toll.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         The registrant has formally delegated to its investment adviser (the "Adviser") the ability to make all proxy voting decisions in relation to portfolio securities held by the registrant. If and when proxies need to be voted on behalf of the registrant, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the registrant. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the registrant.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the registrant and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the registrant, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the registrant's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the registrant.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the registrant. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are generally determined on a case-by-case basis; (vii) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products; and (viii) generally vote for proposals requesting the company to report on its policies and practices related to social, environmental and economic sustainability.

         Because the registrant has delegated proxy voting to the Adviser, the registrant is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the registrant are voted by ISS in accordance with the Procedures. Because almost all registrant proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the registrant. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Applicable to Form N-CSRs filed for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.



PATRICK P. COYNE
-------------------------------
By:    Patrick P. Coyne
Title: President
Date:  February 28, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
-------------------------------
By:    Patrick P. Coyne
Title: President
Date:  February 28, 2005


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  February 28, 2005